SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
FORM 10-D
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
01-Mar-07
Structured Asset Securities Corporation
(I.R.S. Employer Identification No.)
Not Applicable
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
01-Feb-07
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-133985-51
Commission File Number of depositor:
333-133985
(Exact name of sponsor as specified in its charter)
Lehman Brothers Holdings Inc.
(Former name, former address, if changed since last report)
No Change
Structured Asset Securities Corporation Mortgage Loan Trust 2007-BC2
745 Seventh Avenue, 7th Floor
New York, New York
10019
(212) 526-7000
New York
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
X
On March 26, 2007 a distribution was made to holders of Structured Asset Securities Corporation Mortgage Loan
Trust 2007-BC2, Mortgage Pass-Through Certificates, Series 2007-BC2. The monthly report to holders is attached as
Exhibit 99.1.
A1 [___] [___] [_X_]
A2 [___] [___] [_X_]
A3 [___] [___] [_X_]
A4 [___] [___] [_X_]
A5 [___] [___] [_X_]
M1 [___] [___] [_X_]
M2 [___] [___] [_X_]
M3 [___] [___] [_X_]
M4 [___] [___] [_X_]
M5 [___] [___] [_X_]
M6 [___] [___] [_X_]
M7 [___] [___] [_X_]
M8 [___] [___] [_X_]
M9 [___] [___] [_X_]
Item 9. Exhibits.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:
(Signature)
Structured Asset Securities Corporation Mortgage Loan Trust 2007-BC2
Michele Olds
VP Servicer Oversight
Michele Olds
/s/ :
4/4/2007
PART II - OTHER INFORMATION
(Issuing Entity)
Aurora Loan Services LLC, as Master Servicer
EXHIBIT INDEX
Exhibit Number
Description
Exhibit 99.1
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)
Monthly report distributed to holders of Structured Asset Securities Corporation Mortgage Loan
Trust 2007-BC2, Mortgage Pass-Through Certificates, Series 2007-BC2, relating to the March
26, 2007 distribution.
Monthly report distributed to holders of Structured Asset Securities Corporation Mortgage Loan
Trust 2007-BC2, Mortgage Pass-Through Certificates, Series 2007-BC2, relating to the March 26,
2007 distribution.
Item 3. Sales of Securities and Use of Proceeds.
Class
Initial Principal Balance
On February 28, 2007, the following classes of securities in the following amounts were sold by the registrant in private placements in reliance on Section 4(2) of the Securities Act of 1933 (the "Securities Act") to certain qualified institutional buyers (as defined in Rule 144A of the Securities Act) or to certain accredited investors (as defined in the Securities Act):
Class B1 $7,703,000
Class B2 $6,098,000
Class LT-R N/A - Non-Economic Tax Residual
Class P $100 - Prepayment Penalty Amounts
Class R N/A - Non-Economic Tax Residual
Class X N/A - Non-Economic Tax Residual
The net proceeds from the sale of these certificates were applied by the registrant to the purchase of the mortgages loans constituting the pool assets.